Equity - Dividend (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Mar. 22, 2018 CLP ($) $ / shares	Mar. 23, 2017 CLP ($) $ / shares	Dec. 31, 2018 CLP ($) $ / shares	Dec. 31, 2017 CLP ($) $ / shares shares	Dec. 31, 2016 CLP ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CLP ($) shares
Approval and payment of dividends:
Dividends per ordinary share | $ / shares	$ 3.14655951692	$ 2.92173783704	$ 3.76	$ 3.50	$ 3.81
Dividends on ordinary shares | $	$ 374,079	$ 342,034	$ 374,079	$ 342,034	$ 366,654
Number of shares | shares				99,444,132,192		101,017,081,114	101,017,081,114
Minimum mandatory dividend (as a percent)			30.00%
Equity provisions for minimum dividend				$ 172,804		$ 257,298	$ 178,462
Central Bank
Approval and payment of dividends:
Dividends on ordinary shares | $			$ 152,930
Number of shares | shares						29,161,400,000	29,161,400,000
Share price | $ / shares			$ 5.2442658
Common shareholders
Approval and payment of dividends:
Dividends on ordinary shares | $			$ 221,149
Number of shares | shares						70,282,700,000	70,282,700,000
Share price | $ / shares			$ 3.1465595